2. Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Concentration of Credit Risk

Concentration of Credit Risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.

Of the Company’s revenue earned during the three months ended December 31, 2012 and 2011, approximately 99% were generated from contracts with eight customers covered under the Company’s master services agreement with AT&T.